PIMCO Commodity Strategy Active Exchange-Traded Fund Expense Example - PIMCO Commodity Strategy Active Exchange-Traded Fund - PIMCO Commodity Strategy Active Exchange-Traded Fund	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	$ 1,171